Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the years ended December 31,
	2022	2023	2024
Current income tax expenses	$2	$-	$-
Deferred income tax expenses	660,653	3,787,692	-
Total income tax expenses	$660,655	$3,787,692	$-

Schedule of a Reconciliation between the Group’s Actual Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended December 31,
	2022	2023	2024
Loss before income tax	$(5,344,659)	$(23,218,076)	$(14,551,328)
Loss tax expense at statutory tax rate	(1,336,164)	(5,804,519)	(3,637,833)
Additional deduction for R&D expenses	(1,087,622)	(11,671,270)	(7,426,068)
Investment loss/(income)	35,795	(18,886)	20,405
Non-deductible expenses	278,277	222,400	111,079
Tax effect of tax rate in a different jurisdiction	51,119	139,523	2,175,361
Effect of preferential tax rates	5,259	7,904,562	(2,388,224)
Deferred tax effect of tax rate change	538,660	-	(715,120)
Change in valuation allowance	1,697,503	15,011,112	(4,148,501)
Write-off of net operating loss (“NOL”)	477,828	78,655	123,034
Prior year true-up of NOL	-	(2,073,885)	15,885,867
Income tax expense	$660,655	$3,787,692	$-

Schedule of Significant Components of Net Deferred Tax Assets

The significant components of the net deferred tax assets are summarized below:

	As of December 31,
	2023	2024
Deferred tax assets:
Tax losses	$15,339,438	$10,574,640
Allowance for credit losses	1,129,390	1,866,187
Accrued expenses	483,729	854,045
Written-down of inventories	375,956	312,247
Non-deductible education expense	733	713
Advertising costs	-	200
Lease liabilities	586,582	189,650
Amortization of intangible assets	1,155,389	994,517
Valuation allowance	(18,479,549)	(14,590,077)
Total deferred tax assets	$591,668	$202,122
Deferred tax liabilities:
Right-of-use assets	(591,668)	(202,122)
Deferred tax assets, net	$-	$-

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2023	2024
Balance at the beginning of the year	$3,611,707	$18,479,549
Current year addition	15,013,296	984,663
Current year reduction	(2,184)	(5,133,164)
Deferred tax effect of tax rate change	-	715,119
Exchange rate effect	(143,270)	(456,090)
Balance at the end of the year	$18,479,549	$14,590,077

Schedule of Net Operating Loss Carryforwards

As of December 31, 2024, net operating loss carryforwards from PRC will expire, if unused, in the following amounts:

2025	$127,021
2026	520,776
2027	322,948
2028	723,152
2029	23,484,330
Thereafter	31,552,981
Total	$56,731,208

Schedule of Net Operating Loss from HK Will Carry Forward Indefinitely	As of December 31, 2024, the net operating loss from HK will carry forward indefinitely, in the following amounts:
Net operating loss carryforwards indefinitely	7,275,530
Total	$7,275,530